Leases	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Leases

We lease our office and other facilities and certain office equipment under long-term, non-cancelable operating and finance leases. Some leases include options to purchase, terminate, or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. We do not recognize ROU assets and lease liabilities for leases with terms at inception of twelve months or less.

At inception, we determine if an arrangement contains a lease and whether that lease meets the classification criteria of a finance or operating lease. Some of our lease arrangements contain lease components (e.g. minimum rent payments) and non-lease components (e.g. services). For certain equipment leases, we account for lease and non-lease components separately based on a relative fair market value basis. For all other leases, we account for the lease and non-lease components (e.g. common area maintenance) on a combined basis.

Following the adoption of ASC 842 as of January 1, 2019 (see Note 4), operating leases are included in operating lease right-of-use assets and operating lease liabilities on the condensed consolidated balance sheets. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term using the implicit rate, when readily available, or our incremental borrowing rate for collateralized debt based on information available at the lease commencement date. Lease expense for operating leases is generally recognized on a straight-line basis over the lease term and is included in operating expenses on the condensed consolidated statement of comprehensive loss. For the three and six months ended June 30, 2019, we recognized operating lease costs of approximately $0.1 million and $0.2 million, respectively.

Finance leases are included in property, plant, and equipment, other accrued expenses and other long-term liabilities on the condensed consolidated balance sheets. Finance leases are recorded as an asset and an obligation at an amount equal to the present value of the minimum lease payments during the lease term. Amortization expense and interest expense associated with finance leases are included in selling, general, and administrative expense and interest expense, respectively, on the condensed consolidated statements of comprehensive loss. Our finance leases are not material to our condensed consolidated financial statements as of or for the three and six months ended June 30, 2019.

No new finance or operating leases commenced during the three or six months ended June 30, 2019. The following table summarizes the supplemental cash flow information related to leases, including the right-of-use assets recognized upon adoption of the new lease standard (in thousands):

	Three Months Ended	Six Months Ended
	June 30,	June 30,
	2019	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$80	$195
Right-of-use assets obtained in exchange for operating lease liabilities	-	563

The following table summarizes other supplemental information related to leases:

Six Months Ended
June 30,
2019
Weighted-average remaining lease term (in years):
Operating leases	1.3
Finance leases	0.7
Weighted average discount rate:
Operating leases	10.9%
Finance leases	8.7%

The future maturities of lease liabilities consist of the following as of June 30, 2019 (in thousands):

	Operating Leases	Finance Leases
2019 (remaining)	$221	$1
2020	185	1
2021	176	-
2022	166	-
2023	4	-
Thereafter	-	-
Total undiscounted lease payments	$752	$2
Less: imputed interest	115	-
Present value of lease liabilities	$637	$2

As of December 31, 2018, we had a lease liability of approximately $0.1 million which represented the estimated fair value of remaining lease rental payments for our cease-use facility in Lake Mary, Florida, less estimated sublease rentals, as accounted for under ASC 840, “Leases” which was superseded by ASC 842 as of January 1, 2019.